Warrants - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended
	Oct. 29, 2012 ORIX warrants	Sep. 27, 2007 ORIX warrants	Nov. 30, 2012 Investor warrants	May 15, 2012 Investor warrants	Dec. 31, 2012 Lender Warrant	Dec. 31, 2011 Lender Warrant	Dec. 31, 2010 Lender Warrant	May 15, 2012 Lender Warrant	May 23, 2005 Lender Warrant Redeemable Preferred Stock, Series C
Class of Warrant or Right [Line Items]
Warrants for purchase of shares of common stock		75,000	472,736						423,529
Warrants, exercise price		8.20						8.50	4.25
Shares of common stock issued upon exercise of warrants	42,834
Exercise of warrants, shares held in treasury	32,166
Warrants, exercisable date									2013-11
Warrants which became exercisable				4,366,803				211,764
Fair value of Warrant at final re-measurement date					$ 0.7
Mark-to-market gain/loss					$ 0.4	$ 0.4	$ (0.4)
Shares issued upon exercise of warrants, price per share			$ 4.58